Income Taxes (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Income Taxes (Details) [Line Items]
Net operating loss carryforwards		$ 64,300	$ 64,300	$ 54,300		$ 16,500
Percentage of flat corporate tax rate	21.00%			21.00%
Percenatge of tax deduction				30.00%
Percentage of current year taxable income				80.00%
Income tax benefit		1,600	3,300	$ 10,000
Unrecognized uncertain tax positions		$ 0	$ 0		$ 0
Operating loss carryforward expiration date			2037
Cumulative income tax benefit			$ 63,800
2037 [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards				$ 19,900		$ 17,800